SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 293,641	$ 349,435	$ 371,112
Long-lived assets	27,560	28,906	33,138
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,236	45,934	40,353
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,457	48,637	58,537
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,872	34,642	55,954
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,743	31,929	42,095
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,247	105,990	92,066
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,086	82,303	82,107
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	23,162	26,127	29,418
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,398	$ 2,779	$ 3,720